UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap
              Series Funds, Inc.
              Master Large Cap Growth Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 10/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                Merrill Lynch
                                Large Cap Growth Fund
                                Of Merrill Lynch Large Cap Series Funds, Inc.

Annual Report
October 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Large Cap Growth Fund

Portfolio Information as of October 31, 2004 (unaudited)

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Pfizer, Inc. .........................................................    5.1%
Johnson & Johnson ....................................................    4.2
The Home Depot, Inc. .................................................    2.6
QUALCOMM Incorporated ................................................    2.2
Microsoft Corporation ................................................    1.9
Medtronic, Inc. ......................................................    1.8
Motorola, Inc. .......................................................    1.8
The Gillette Company .................................................    1.7
The Boeing Company ...................................................    1.7
FedEx Corp. ..........................................................    1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation*                                         Total Investments
--------------------------------------------------------------------------------
Information Technology ....................................             24.0%
Health Care ...............................................             23.4
Consumer Discretionary ....................................             20.5
Industrials ...............................................              8.3
Consumer Staples ..........................................              5.4
Materials .................................................              4.6
Financials ................................................              3.7
Energy ....................................................              2.8
Utilities .................................................              1.0
Other** ...................................................              6.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Specialty Retail .............................................          12.4%
Pharmaceuticals ..............................................           9.3
Software .....................................................           7.9
Communications Equipment .....................................           7.1
Health Care Providers & Services .............................           6.2
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


2       MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate four times in the past several months, from 1% to 2% as of the November 10 Federal Open Market Committee meeting. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly monetary policy will move from here, anxiously absorbing every bit of economic data and Fed innuendo.

With the presidential election now behind us, any politically provoked market angst should subside to some extent. The effect of oil prices, however, is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical tensions are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, the Standard & Poor's 500 Index returned +9.42% for the 12-month period and +2.96% for the six-month period ended October 31, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund provided positive returns for the year, outperforming the benchmark Russell 1000 Growth Index and pacing its comparable Lipper category of Multi-Cap Growth Funds.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended October 31, 2004, Merrill Lynch Large Cap Growth Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +4.69%, +3.92%, +3.92%, +4.89% and +4.39%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 9 of this report to shareholders.) Fund returns exceeded the +3.38% return of the benchmark Russell 1000 Growth Index and were generally competitive with the +4.67% average return of its comparable Lipper category of Multi-Cap Growth Funds. (Funds in this Lipper category invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index.)

For the six-month period ended October 31, 2004, the Fund outperformed both its benchmark and the Lipper category average. The Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +3.25%, +2.84%, +2.85%, +3.34% and +3.06%, respectively, for the six months ended October 31, 2004. This compared to a return of -.73% for the Russell 1000 Growth Index and +2.09% for the Lipper Multi-Cap Growth Funds average.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. Essentially, the past year could be described as two distinct periods. The stock market performed strongly in the first six months, carrying the momentum from year-end 2003 into the new year. Specifically, equities gleaned support from favorable economic news, unprecedented fiscal and monetary policy stimulus, extraordinary corporate earnings results, strong money flows and attractive valuations. In the six months that followed, the market was much more volatile, taking its cues from election-related uncertainty, violence in Iraq, record-high oil prices, rising interest rates and a series of soft economic data.

For the 12-month period, the value style of investing significantly outpaced growth. The Standard & Poor's 500 (S&P 500) Barra Growth Index recorded a one-year return of +4.49% as of October 31, 2004, while the S&P 500 Barra Value Index returned +14.46% for the same period. Also during the year, we witnessed a "flight to quality," whereby investor favor shifted from low-quality, low-price and higher-risk securities early in 2004 to higher-quality, higher-cap and lower-risk stocks as investors became more cautious. Looking ahead, we believe good stock picking is going to be more a matter of evaluating underlying company fundamentals, with no clear winners in terms of sector, style or market cap size.

What were the primary factors that influenced Fund performance?

The Fund invests primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Growth Index. Over the past 12 months, positive performance came from stock selection in the consumer discretionary, especially specialty retailers, and health care sectors. This was partially offset by stock selection in information technology and industrials, especially education-related stocks.

At the individual stock level, the largest positive contributors to performance were Harman International Industries, Incorporated, American Eagle Outfitters, Inc., Urban Outfitters, Inc., The Home Depot Inc., Limited Brands, Inc., Oxford Health Plans, Inc. and Autodesk, Inc. The largest detractors from performance included Best Buy Co., Inc., Blockbuster Inc., Rite Aid Corporation, ImClone Systems, ITT Educational Services Inc., Amkor Technology, Inc. and Cypress Semiconductor Corporation. In addition, our underweight position in UnitedHealth Group Incorporated negatively affected performance.


4       MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

What changes were made to the Portfolio during the year?

We maintained a procyclical bias for the majority of the fiscal year, investing in those companies and sectors that we believed could benefit from a burgeoning U.S. economy. For the most part, portfolio activity involved fine-tuning our exposures based on our fundamental research, including the use of both qualitative and quantitative screens. Although we continue to believe the U.S. economy is on relatively solid footing, we had moderated our cyclical focus to some extent by period-end as investors grew somewhat more cautious.

From a sector perspective, we increased our positions relative to the Russell 1000 Growth Index in health care, industrials and energy. Conversely, we reduced exposure relative to the benchmark in information technology, financials and consumer discretionary, although we remained significantly overweight in this sector at period-end.

In terms of individual stocks, we continued to search for companies with what we viewed as good earnings momentum and compelling valuations. The largest purchases during the year included Johnson & Johnson, Pfizer, Inc., The Home Depot, Inc., Cree, Inc., Medtronic, Inc., The Gillette Company, The Boeing Company and QUALCOMM Incorporated. Among the largest sales were General Electric Company, Intel Corporation, Cendant Corporation, Station Casinos Inc., Yahoo! Inc., Apollo Group Inc., Rite Aid Corporation and Sprint Corp. (PCS).

How would you characterize the Portfolio's position at the close of the period?

In general, we maintain our focus on cyclical stocks in anticipation of positive economic developments and continued strong earnings growth. Some observers have come to question the vitality of economic growth in recent months, citing negligible inflation, slowing consumer spending and record-high oil prices. However, we continue to believe that the foundations of the economy are reasonably strong and corporate balance sheets are in good shape. Corporations continue to post earnings increases well above the historical average of 7%. At this time, the market has already found some relief in the conclusion of the presidential election. Investors appear to have viewed the re-election of President Bush as a positive for American businesses.

Based on our relatively optimistic view, the Portfolio's largest overweights compared to the Russell 1000 Growth Index as of October 31, 2004 were in consumer discretionary, materials and energy. In our view, these sectors should benefit from continued strong corporate earnings growth. The Portfolio's largest underweights compared to the Russell 1000 Growth Index at period-end were in financials, which tend to underperform in periods of rising interest rates, and consumer staples, traditionally a more defensive sector.

We remain committed to our search for companies exhibiting good earnings momentum, earnings surprise and favorable valuation characteristics, and that we believe are positioned to deliver strong performance over the long term.

Robert C. Doll, Jr.
Senior Vice President and Senior Portfolio Manager

November 12, 2004


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004            5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                  6-Month              12-Month        Since Inception
As of October 31, 2004                          Total Return         Total Return        Total Return
======================================================================================================
ML Large Cap Growth Fund Class A Shares*            +3.25%              +4.69%              -17.36%
------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class B Shares*            +2.84               +3.92               -20.39
------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class C Shares*            +2.85               +3.92               -20.48
------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class I Shares*            +3.34               +4.89               -16.36
------------------------------------------------------------------------------------------------------
ML Large Cap Growth Fund Class R Shares*            +3.06               +4.39               +31.17
------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index**                      -0.73               +3.38            -41.58/+24.15
------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's since inception periods are from 12/22/99 for Class A, Class B, Class C and Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. Since inception total returns are from 12/22/99 and 1/03/03.

      Russell 1000 is a registered trademark of the Frank Russell Company.


6       MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A & Class B Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from December 22, 1999 to October 2004:

                                         12/22/99**       10/00          10/01         10/02         10/03         10/04
ML Large Cap Growth Fund+--
Class A Shares*                          $ 9,475          $10,726        $7,081        $6,057        $7,479        $7,830

ML Large Cap Growth Fund+--
Class B Shares*                          $10,000          $11,260        $7,371        $6,251        $7,661        $7,802

Russell 1000 Growth Index++              $10,000          $ 9,610        $5,771        $4,639        $5,651        $5,842

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Large Cap Growth Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                  Return Without    Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 10/31/04                               +4.69%          - .81%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                      -3.85           -4.91
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 10/31/04                              +3.92%            - .08%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                     -4.58             -4.98
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004            7

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C & Class I Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from December 22, 1999 to October 2004:

                                         12/22/99**       10/00          10/01         10/02         10/03         10/04
ML Large Cap Growth Fund+--
Class C Shares*                          $10,000          $11,250        $7,362        $6,252        $7,652        $7,952

ML Large Cap Growth Fund+--
Class I Shares*                          $ 9,475          $10,754        $7,110        $6,105        $7,556        $7,925

Russell 1000 Growth Index++              $10,000          $ 9,610        $5,771        $4,639        $5,651        $5,842

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Large Cap Growth Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                        Return         Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 10/31/04                                 +3.92%         +2.92%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                        -4.61          -4.61
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                 Return Without     Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 10/31/04                              +4.89%           - .61%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                     -3.61            -4.67
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


8       MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class R Shares compared to growth of an investment in the Russell 1000 Growth Index. Values are from January 3, 2003 to October 2004:

                                            1/03/03**         10/03             10/04
ML Large Cap Growth Fund+--
Class R Shares*                             $10,000           $12,565           $13,117

Russell 1000 Growth Index++                 $10,000           $12,010           $12,415

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Large Cap Growth Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes have good prospects for earnings growth.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

      Past performance is not predictive of future results.

Average Annual Total Return

Class R Shares                                                            Return
================================================================================
One Year Ended 10/31/04                                                  + 4.39%
--------------------------------------------------------------------------------
Inception (1/03/03) through 10/31/04                                     +16.03
--------------------------------------------------------------------------------


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004            9

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2004 and held through October 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                              Expenses Paid
                                                    Beginning               Ending          During the Period*
                                                  Account Value          Account Value       May 1, 2004 to
                                                   May 1, 2004         October 31, 2004     October 31, 2004
==============================================================================================================
Actual
==============================================================================================================
Class A                                              $1,000                $1,032.50              $ 7.06
--------------------------------------------------------------------------------------------------------------
Class B                                              $1,000                $1,028.40              $11.05
--------------------------------------------------------------------------------------------------------------
Class C                                              $1,000                $1,028.50              $11.00
--------------------------------------------------------------------------------------------------------------
Class I                                              $1,000                $1,033.40              $ 5.80
--------------------------------------------------------------------------------------------------------------
Class R                                              $1,000                $1,030.60              $ 8.27
==============================================================================================================
Hypothetical (5% annual return before expenses)**
==============================================================================================================
Class A                                              $1,000                $1,018.05              $ 7.01
--------------------------------------------------------------------------------------------------------------
Class B                                              $1,000                $1,014.10              $10.98
--------------------------------------------------------------------------------------------------------------
Class C                                              $1,000                $1,014.15              $10.93
--------------------------------------------------------------------------------------------------------------
Class I                                              $1,000                $1,019.30              $ 5.76
--------------------------------------------------------------------------------------------------------------
Class R                                              $1,000                $1,016.85              $ 8.22
--------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.39% for Class A, 2.18% for Class B, 2.17% for Class C, 1.14% for Class I and 1.63% for Class R), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.


10      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Statement of Assets and Liabilities          Merrill Lynch Large Cap Growth Fund

As of October 31, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Growth Portfolio (the "Portfolio"),
                        at value (identified cost--$314,547,407) ........................                      $ 344,399,881
                       Prepaid expenses .................................................                             57,850
                                                                                                               -------------
                       Total assets .....................................................                        344,457,731
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ...................................................    $     164,875
                          Other affiliates ..............................................          133,060
                          Administrator .................................................           79,529           377,464
                                                                                             -------------
                       Accrued expenses .................................................                             17,546
                                                                                                               -------------
                       Total liabilities ................................................                            395,010
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 344,062,721
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                      $     781,439
                       Class B Shares of Common Stock, $.10 par value, 200,000,000 shares
                        authorized ......................................................                          1,173,246
                       Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                          1,194,400
                       Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                            954,995
                       Class R Shares of Common Stock, $.10 par value, 200,000,000 shares
                        authorized ......................................................                            139,810
                       Paid-in capital in excess of par .................................                        396,079,721
                       Accumulated realized capital losses allocated from the
                        Portfolio--net ..................................................    $ (86,113,364)
                       Unrealized appreciation allocated from the Portfolio--net ........       29,852,474
                                                                                             -------------
                       Total accumulated losses--net ....................................                        (56,260,890)
                                                                                                               -------------
                       Net Assets .......................................................                      $ 344,062,721
                                                                                                               =============
============================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $64,539,244 and 7,814,390 shares
                        outstanding .....................................................                      $        8.26
                                                                                                               =============
                       Class B--Based on net assets of $93,382,092 and 11,732,463 shares
                        outstanding .....................................................                      $        7.96
                                                                                                               =============
                       Class C--Based on net assets of $94,968,782 and 11,943,998 shares
                        outstanding .....................................................                      $        7.95
                                                                                                               =============
                       Class I--Based on net assets of $79,869,063 and 9,549,946 shares
                        outstanding .....................................................                      $        8.36
                                                                                                               =============
                       Class R--Based on net assets of $11,303,540 and 1,398,098 shares
                        outstanding .....................................................                      $        8.08
                                                                                                               =============

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                      Merrill Lynch Large Cap Growth Fund

For the Year Ended October 31, 2004
============================================================================================================================
Investment Income Allocated from the Portfolio--Net
----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Dividends (net of $810 foreign withholding tax) ...............                      $   1,993,727
                          Securities lending--net .......................................                             22,843
                          Interest from affiliates ......................................                             10,460
                          Expenses ......................................................                         (1,745,776)
                                                                                                               -------------
                       Net investment income allocated from the Portfolio ...............                            281,254
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ...............    $   1,017,026
                       Account maintenance and distribution fees--Class C ...............          824,123
                       Administration fees ..............................................          741,278
                       Transfer agent fees--Class B .....................................          259,925
                       Transfer agent fees--Class C .....................................          210,611
                       Transfer agent fees--Class I .....................................          151,629
                       Account maintenance fees--Class A ................................           99,974
                       Transfer agent fees--Class A .....................................           89,400
                       Printing and shareholder reports .................................           78,455
                       Registration fees ................................................           63,067
                       Professional fees ................................................           27,006
                       Account maintenance and distribution fees--Class R ...............           19,807
                       Transfer agent fees--Class R .....................................            9,427
                       Other ............................................................           35,139
                                                                                             -------------
                       Total expenses ...................................................                          3,626,867
                                                                                                               -------------
                       Investment loss--net .............................................                         (3,345,613)
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the Portfolio--net ...                         24,609,663
                       Change in unrealized appreciation on investments allocated from
                        the Portfolio--net ..............................................                        (10,279,020)
                                                                                                               -------------
                       Total realized and unrealized gain allocated from the
                        Portfolio--net ..................................................                         14,330,643
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $  10,985,030
                                                                                                               =============

      See Notes to Financial Statements.


12      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Statements of Changes In Net Assets          Merrill Lynch Large Cap Growth Fund

                                                                                                   For the Year Ended
                                                                                                       October 31,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net .............................................    $  (3,345,613)    $  (2,682,487)
                       Realized gain allocated from the Portfolio--net ..................       24,609,663        10,079,577
                       Change in unrealized appreciation allocated from the
                        Portfolio--net ..................................................      (10,279,020)       37,997,575
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............       10,985,030        45,394,665
                                                                                             -------------------------------
============================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions       83,194,823        20,027,496
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................       94,179,853        65,422,161
                       Beginning of year ................................................      249,882,868       184,460,707
                                                                                             -------------------------------
                       End of year ......................................................    $ 344,062,721     $ 249,882,868
                                                                                             ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                         Merrill Lynch Large Cap Growth Fund

                                                                                          Class A
                                                          ----------------------------------------------------------------------
The following per share data and ratios have been derived                                                         For the Period
from information provided in the financial statements.                  For the Year Ended October 31,            Dec. 22, 1999+
                                                          ------------------------------------------------------- to October 31,
Increase (Decrease) in Net Asset Value:                       2004          2003           2002           2001         2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ......................     $     7.89     $     6.39     $     7.47     $    11.32     $    10.00
                                                          ----------------------------------------------------------------------
                       Investment loss--net .........           (.06)@@        (.05)@@        (.06)@@        (.07)@@        (.01)
                       Realized and unrealized gain
                        (loss) allocated from the
                        Portfolio--net ..............            .43           1.55          (1.02)         (3.78)          1.33
                                                          ----------------------------------------------------------------------
                       Total from investment
                        operations ..................            .37           1.50          (1.08)         (3.85)          1.32
                                                          ----------------------------------------------------------------------
                       Less distributions in excess
                        of realized gain allocated
                        from the Portfolio--net .....             --             --             --             --@            --
                                                          ----------------------------------------------------------------------
                       Net asset value, end of period     $     8.26     $     7.89     $     6.39     $     7.47     $    11.32
                                                          ======================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per
                        share .......................           4.69%         23.47%        (14.46%)       (33.98%)        13.20%@@@
                                                          ======================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ............           1.38%          1.46%          1.54%          1.38%          1.74%*
                                                          ======================================================================
                       Expenses*** ..................           1.38%          1.46%          1.56%          1.38%          3.94%*
                                                          ======================================================================
                       Investment loss--net .........           (.69%)         (.81%)         (.88%)         (.90%)        (1.14%)*
                                                          ======================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..............     $   64,539     $   27,410     $   15,874     $   15,032     $    7,540
                                                          ======================================================================
                       Portfolio turnover of Master
                        Large Cap Growth Portfolio ..         164.94%        178.11%        177.46%        230.34%         94.75%
                                                          ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.
@@@   Aggregate total investment return.

      See Notes to Financial Statements.


14      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Financial Highlights (continued)             Merrill Lynch Large Cap Growth Fund

                                                                                          Class B
                                                          ----------------------------------------------------------------------
The following per share data and ratios have been derived                                                         For the Period
from information provided in the financial statements.                  For the Year Ended October 31,            Dec. 22, 1999+
                                                          ------------------------------------------------------- to October 31,
Increase (Decrease) in Net Asset Value:                       2004          2003           2002           2001         2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ......................     $     7.66     $     6.25     $     7.37     $    11.26     $    10.00
                                                          ----------------------------------------------------------------------
                       Investment loss--net .........           (.12)@@        (.10)@@        (.12)@@        (.14)@@        (.01)
                       Realized and unrealized gain
                        (loss) allocated from the
                        Portfolio--net ..............            .42           1.51          (1.00)         (3.75)          1.27
                                                          ----------------------------------------------------------------------
                       Total from investment
                        operations ..................            .30           1.41          (1.12)         (3.89)          1.26
                                                          ----------------------------------------------------------------------
                       Less distributions in excess
                        of realized gain allocated
                        from the Portfolio--net .....             --             --             --             --@            --
                                                          ----------------------------------------------------------------------
                       Net asset value, end of period     $     7.96     $     7.66     $     6.25     $     7.37     $    11.26
                                                          ======================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per
                        share .......................           3.92%         22.56%        (15.20%)       (34.54%)        12.60%@@@
                                                          ======================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ............           2.16%          2.27%          2.32%          2.17%          2.56%*
                                                          ======================================================================
                       Expenses*** ..................           2.16%          2.27%          2.34%          2.17%          4.14%*
                                                          ======================================================================
                       Investment loss--net .........          (1.48%)        (1.61%)        (1.66%)        (1.67%)        (1.82%)*
                                                          ======================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..............     $   93,382     $  100,683     $   83,726     $   70,428     $   47,370
                                                          ======================================================================
                       Portfolio turnover of Master
                        Large Cap Growth Portfolio ..         164.94%        178.11%        177.46%        230.34%         94.75%
                                                          ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.
@@@   Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)             Merrill Lynch Large Cap Growth Fund

                                                                                          Class C
                                                          ----------------------------------------------------------------------
The following per share data and ratios have been derived                                                         For the Period
from information provided in the financial statements.                  For the Year Ended October 31,            Dec. 22, 1999+
                                                          ------------------------------------------------------- to October 31,
Increase (Decrease) in Net Asset Value:                       2004          2003           2002           2001         2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ......................     $     7.65     $     6.25     $     7.36     $    11.25     $    10.00
                                                          ----------------------------------------------------------------------
                       Investment loss--net .........           (.12)@@        (.10)@@        (.12)@@        (.14)@@        (.01)
                       Realized and unrealized gain
                        (loss) allocated from the
                        Portfolio--net ..............            .42           1.50           (.99)         (3.75)          1.26
                                                          ----------------------------------------------------------------------
                       Total from investment
                        operations ..................            .30           1.40          (1.11)         (3.89)          1.25
                                                          ----------------------------------------------------------------------
                       Less distributions in excess
                        of realized gain allocated
                        from the Portfolio--net .....             --             --             --             --@            --
                                                          ----------------------------------------------------------------------
                       Net asset value, end of period     $     7.95     $     7.65     $     6.25     $     7.36     $    11.25
                                                          ======================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per
                        share .......................           3.92%         22.40%        (15.08%)       (34.56%)        12.50%@@@
                                                          ======================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ............           2.16%          2.27%          2.33%          2.17%          2.56%*
                                                          ======================================================================
                       Expenses*** ..................           2.16%          2.27%          2.35%          2.17%          4.16%*
                                                          ======================================================================
                       Investment loss--net .........          (1.48%)        (1.62%)        (1.67%)        (1.68%)        (1.83%)*
                                                          ======================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..............     $   94,969     $   68,337     $   52,872     $   39,167     $   23,736
                                                          ======================================================================
                       Portfolio turnover of Master
                        Large Cap Growth Portfolio ..         164.94%        178.11%        177.46%        230.34%         94.75%
                                                          ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Amount is less than $(.01) per share.
@@    Based on average shares outstanding.
@@@   Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Financial Highlights (continued)             Merrill Lynch Large Cap Growth Fund

                                                                                          Class I
                                                          ----------------------------------------------------------------------
The following per share data and ratios have been derived                                                         For the Period
from information provided in the financial statements.                  For the Year Ended October 31,            Dec. 22, 1999+
                                                          ------------------------------------------------------- to October 31,
Increase (Decrease) in Net Asset Value:                       2004          2003           2002           2001         2000
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of
                        period ......................     $     7.97     $     6.44     $     7.50     $    11.35     $    10.00
                                                          ----------------------------------------------------------------------
                       Investment loss--net .........           (.04)@@        (.04)@@        (.05)@@        (.06)@@        (.02)
                       Realized and unrealized gain
                        (loss) allocated from the
                        Portfolio--net ..............            .43           1.57          (1.01)         (3.78)          1.37
                                                          ----------------------------------------------------------------------
                       Total from investment
                        operations ..................            .39           1.53          (1.06)         (3.84)          1.35
                                                          ----------------------------------------------------------------------
                       Less distributions in excess
                        of realized gain allocated
                        from the Portfolio--net .....             --             --             --           (.01)            --
                                                          ----------------------------------------------------------------------
                       Net asset value, end of period     $     8.36     $     7.97     $     6.44     $     7.50     $    11.35
                                                          ======================================================================
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per
                        share .......................           4.89%         23.76%        (14.13%)       (33.89%)        13.50%@
                                                          ======================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ............           1.13%          1.22%          1.29%          1.14%          1.38%*
                                                          ======================================================================
                       Expenses*** ..................           1.13%          1.22%          1.31%          1.14%          4.77%*
                                                          ======================================================================
                       Investment loss--net .........           (.45%)         (.57%)         (.63%)         (.65%)        (1.04%)*
                                                          ======================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..............     $   79,869     $   53,163     $   31,989     $   23,112     $   18,859
                                                          ======================================================================
                       Portfolio turnover of Master
                        Large Cap Growth Portfolio ..         164.94%        178.11%        177.46%        230.34%         94.75%
                                                          ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)             Merrill Lynch Large Cap Growth Fund


                                                                                                        Class R
                                                                                             -------------------------------
                                                                                                              For the Period
The following per share data and ratios have been derived                                        For the         January 3,
from information provided in the financial statements.                                         Year Ended        2003+ to
                                                                                               October 31,      October 31,
Increase (Decrease) in Net Asset Value:                                                           2004             2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .............................    $        7.74     $        6.16
                                                                                             -------------------------------
                       Investment loss--net@@ ...........................................             (.06)             (.05)
                       Realized and unrealized gain allocated from the Portfolio--net ...              .40              1.63
                                                                                             -------------------------------
                       Total from investment operations .................................              .34              1.58
                                                                                             -------------------------------
                       Net asset value, end of period ...................................    $        8.08     $        7.74
                                                                                             ===============================
============================================================================================================================
Total Investment Return++
----------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...............................             4.39%            25.65%@
                                                                                             ===============================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement** .................................             1.61%             1.72%*
                                                                                             ===============================
                       Expenses** .......................................................             1.61%             1.72%*
                                                                                             ===============================
                       Investment loss--net .............................................             (.95%)            (.94%)*
                                                                                             ===============================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .........................    $      11,304     $         290
                                                                                             ===============================
                       Portfolio turnover of Master Large Cap Growth Portfolio ..........           164.94%           178.11%
                                                                                             ===============================

*     Annualized.
**    Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


18      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Notes to Financial Statements                Merrill Lynch Large Cap Growth Fund

1. Significant Accounting Policies:

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Growth Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at October 31, 2004 was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments (and foreign currency transactions) are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $3,345,613 has been reclassified between paid-in capital in excess of par and accumulated net investment loss as a result of permanent differences attributable to net operating losses and non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           19

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)    Merrill Lynch Large Cap Growth Fund

are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                               Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................            .25%                 --
Class B ................................            .25%                .75%
Class C ................................            .25%                .75%
Class R ................................            .25%                .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended October 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                  MLPF&S
--------------------------------------------------------------------------------
Class A ............................               $ 7,526               $89,931
Class I ............................               $   111               $ 1,350
--------------------------------------------------------------------------------

For the year ended October 31, 2004, MLPF&S received contingent deferred sales charges of $166,821 and $11,403 relating to transactions in Class B and Class C Shares of the Fund, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $83,194,823 and $20,027,496 for the years ended October 31, 2004 and October 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2004                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,354,688        $ 43,501,833
Automatic conversion of shares .........            707,045           5,697,532
                                                 ------------------------------
Total issued ...........................          6,061,733          49,199,365
Shares redeemed ........................         (1,722,354)        (13,822,082)
                                                 ------------------------------
Net increase ...........................          4,339,379        $ 35,377,283
                                                 ==============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 2003                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,096,948        $ 13,866,353
Shares issued resulting from
  reorganization .......................             24,369             150,353
Automatic conversion of shares .........             10,886              71,282
                                                 ------------------------------
Total issued ...........................          2,132,203          14,087,988
Shares redeemed ........................         (1,142,207)         (7,444,225)
                                                 ------------------------------
Net increase ...........................            989,996        $  6,643,763
                                                 ==============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2004                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,656,595        $ 20,970,689
Automatic conversion of shares .........           (733,375)         (5,697,532)
Shares redeemed ........................         (3,330,795)        (26,194,971)
                                                 ------------------------------
Net decrease ...........................         (1,407,575)       $(10,921,814)
                                                 ==============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 2003                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,207,289        $ 20,273,249
Shares issued resulting from
  reorganization .......................            124,168             747,186
                                                 ------------------------------
Total issued ...........................          3,331,457          21,020,435
Automatic conversion of shares .........            (11,157)            (71,282)
Shares redeemed ........................         (3,566,576)        (22,576,872)
                                                 ------------------------------
Net decrease ...........................           (246,276)       $ (1,627,719)
                                                 ==============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2004                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,420,898        $ 42,638,163
Shares redeemed ........................         (2,404,956)        (18,800,286)
                                                 ------------------------------
Net increase ...........................          3,015,942        $ 23,837,877
                                                 ==============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 2003                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,303,721        $ 21,025,257
Shares issued resulting from
  reorganization .......................              8,965              53,892
                                                 ------------------------------
Total issued ...........................          3,312,686          21,079,149
Shares redeemed ........................         (2,846,850)        (17,916,272)
                                                 ------------------------------
Net increase ...........................            465,836        $  3,162,877
                                                 ==============================


20      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Notes to Financial Statements (concluded)    Merrill Lynch Large Cap Growth Fund

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2004                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,628,370        $ 46,581,467
Shares redeemed ........................         (2,749,862)        (22,603,407)
                                                 ------------------------------
Net increase ...........................          2,878,508        $ 23,978,060
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended October 31, 2003                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,746,535        $ 25,089,884
Shares issued resulting from
  reorganization .......................                 15                  91
                                                 ------------------------------
Total issued ...........................          3,746,550          25,089,975
Shares redeemed ........................         (2,044,660)        (13,509,957)
                                                 ------------------------------
Net increase ...........................          1,701,890        $ 11,580,018
                                                 ==============================

--------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended October 31, 2004                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,768,404        $ 14,093,471
Shares redeemed ........................           (407,775)         (3,170,054)
                                                 ------------------------------
Net increase ...........................          1,360,629        $ 10,923,417
                                                 ==============================

--------------------------------------------------------------------------------
Class R Shares for the Period
January 3, 2003+ to                                                    Dollar
October 31, 2003                                   Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................             38,716        $    277,457
Shares redeemed ........................             (1,247)             (8,900)
                                                 ------------------------------
Net increase ...........................             37,469        $    268,557
                                                 ==============================

+     Commencement of operations.

4. Distributions to Shareholders:

As of October 31, 2004, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $         --
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................                  --
Capital loss carryforward ...............................         (82,684,257)*
Unrealized gains--net ...................................          26,423,367**
                                                                 ------------
Total accumulated losses--net ...........................        $(56,260,890)
                                                                 ============

* On October 31, 2004, the Fund had a net capital loss carryforward of $82,684,257, of which $7,837,494 expires in 2007, $2,749,271 expires in
      2008, $31,647,418 expires in 2009 and $40,450,074 expires in 2010. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

Report of Independent Registered Public Accounting Firm

                                             Merrill Lynch Large Cap Growth Fund

To the Shareholders and Board of Directors of Merrill Lynch Large Cap Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Large Cap Growth Fund, one of the series constituting Merrill Lynch Large Cap Series Funds, Inc. (the "Fund"), as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                        Master Large Cap Growth Portfolio

                                                                                                                        Value
Sector*                 Industry*                               Shares Held   Common Stocks                       (in U.S. dollars)
===================================================================================================================================
Consumer                Auto Components--0.9%                        71,000   Autoliv, Inc.                            $  3,035,250
Discretionary--21.7%    -----------------------------------------------------------------------------------------------------------
                        Automobiles--1.2%                            70,000   Harley-Davidson, Inc.                       4,029,900
                        -----------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure--1.0%          74,000   Starwood Hotels & Resorts Worldwide,
                                                                              Inc.                                        3,532,020
                        -----------------------------------------------------------------------------------------------------------
                        Household Durables--4.0%                     33,000   The Black & Decker Corporation              2,649,240
                                                                     32,000   Harman International Industries,
                                                                              Incorporated                                3,845,760
                                                                     46,000   M.D.C. Holdings, Inc.                       3,530,500
                                                                      6,000  +NVR, Inc.                                   3,762,000
                                                                                                                       ------------
                                                                                                                         13,787,500
                        -----------------------------------------------------------------------------------------------------------
                        Leisure Equipment & Products--0.1%            7,000   Polaris Industries, Inc.                      415,450
                        -----------------------------------------------------------------------------------------------------------
                        Media--1.0%                                  61,000  +Getty Images, Inc.                          3,606,930
                        -----------------------------------------------------------------------------------------------------------
                        Multiline Retail--1.1%                       87,000   Nordstrom, Inc.                             3,756,660
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail--12.4%                      97,000   Abercrombie & Fitch Co. (Class A)           3,800,460
                                                                     86,000   American Eagle Outfitters, Inc.             3,515,680
                                                                    143,000   Claire's Stores, Inc.                       3,720,860
                                                                    194,000   The Gap, Inc.                               3,876,120
                                                                    216,000   The Home Depot, Inc.                        8,873,280
                                                                    145,000   Limited Brands, Inc.                        3,593,100
                                                                    121,000   Michael's Stores, Inc.                      3,521,100
                                                                    117,000   PETsMART, Inc. (c)                          3,741,660
                                                                    149,000   Staples, Inc. (c)                           4,431,260
                                                                     89,000  +Urban Outfitters, Inc.                      3,649,000
                                                                                                                       ------------
                                                                                                                         42,722,520
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Consumer Discretionary               74,886,230
===================================================================================================================================
Consumer                Beverages--1.0%                             124,000   The Pepsi Bottling Group, Inc.              3,476,960
Staples--5.8%           -----------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing--1.6%               75,000   Costco Wholesale Corporation                3,595,500
                                                                     37,000   Wal-Mart Stores, Inc.                       1,995,040
                                                                                                                       ------------
                                                                                                                          5,590,540
                        -----------------------------------------------------------------------------------------------------------
                        Household Products--0.3%                     18,000   The Procter & Gamble Company                  921,240
                        -----------------------------------------------------------------------------------------------------------
                        Personal Products--2.9%                     102,000   Avon Products, Inc.                         4,034,100
                                                                    141,000   The Gillette Company                        5,848,680
                                                                                                                       ------------
                                                                                                                          9,882,780
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Consumer Staples                     19,871,520
===================================================================================================================================
Energy--3.0%            Oil & Gas--3.0%                              47,000   Anadarko Petroleum Corporation              3,170,150
                                                                     87,000   Burlington Resources Inc.                   3,610,500
                                                                     60,000  +Newfield Exploration Company                3,492,000
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Energy                               10,272,650
===================================================================================================================================
Financials--4.0%        Consumer Finance--1.0%                      224,000  +Providian Financial Corporation             3,483,200
                        -----------------------------------------------------------------------------------------------------------
                        Insurance--3.0%                              80,000   Berkley (W.R.) Corporation                  3,419,200
                                                                     77,000   Fidelity National Financial, Inc.           2,905,980
                                                                     83,000   Prudential Financial, Inc.                  3,857,010
                                                                                                                       ------------
                                                                                                                         10,182,190
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Financials                           13,665,390
===================================================================================================================================
Health Care--24.8%      Biotechnology--3.1%                         124,000  +Celgene Corporation (c)                     3,672,880
                                                                     72,000  +Cephalon, Inc.                              3,432,240
                                                                     75,000  +Charles River Laboratories
                                                                              International, Inc.                         3,509,250
                                                                                                                       ------------
                                                                                                                         10,614,370
                        -----------------------------------------------------------------------------------------------------------


22      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Schedule of Investments (continued)            Master Large Cap Growth Portfolio

                                                                                                                        Value
Sector*                 Industry*                               Shares Held   Common Stocks                       (in U.S. dollars)
===================================================================================================================================
Health Care             Health Care Equipment & Supplies--6.2%       60,000   Bausch & Lomb Incorporated               $  3,657,600
(concluded)                                                          83,000   Becton, Dickinson and Company (c)           4,357,500
                                                                     63,000   C.R. Bard, Inc.                             3,578,400
                                                                    122,000   Medtronic, Inc.                             6,235,420
                                                                     69,000  +Respironics, Inc.                           3,525,210
                                                                                                                       ------------
                                                                                                                         21,354,130
                        -----------------------------------------------------------------------------------------------------------
                        Health Care Providers & Services--6.2%       36,000   Aetna Inc. (New Shares)                     3,420,000
                                                                     49,000  +Anthem, Inc. (c)                            3,939,600
                                                                     85,000  +Laboratory Corporation of America
                                                                              Holdings                                    3,893,000
                                                                     98,000  +PacifiCare Health Systems, Inc.             3,490,760
                                                                     42,000   Quest Diagnostics Incorporated              3,676,680
                                                                     41,000   UnitedHealth Group Incorporated             2,968,400
                                                                                                                       ------------
                                                                                                                         21,388,440
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals--9.3%                       249,000   Johnson & Johnson                          14,536,620
                                                                    607,000   Pfizer, Inc.                               17,572,650
                                                                                                                       ------------
                                                                                                                         32,109,270
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Health Care                          85,466,210
===================================================================================================================================
Industrials--8.8%       Aerospace & Defense--1.7%                   116,000   The Boeing Company                          5,788,400
                        -----------------------------------------------------------------------------------------------------------
                        Air Freight & Logistics--2.3%                73,000   CNF Transportation Inc.                     3,195,940
                                                                     53,000   FedEx Corp.                                 4,829,360
                                                                                                                       ------------
                                                                                                                          8,025,300
                        -----------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies--0.6%         45,000   The Brink's Company                         1,444,500
                                                                     23,000  +West Corporation                              646,760
                                                                                                                       ------------
                                                                                                                          2,091,260
                        -----------------------------------------------------------------------------------------------------------
                        Electrical Equipment--1.1%                   94,000   Rockwell Automation, Inc.                   3,918,860
                        -----------------------------------------------------------------------------------------------------------
                        Machinery--2.1%                             104,000   Graco Inc.                                  3,577,600
                                                                    147,000   The Timken Company                          3,528,000
                                                                                                                       ------------
                                                                                                                          7,105,600
                        -----------------------------------------------------------------------------------------------------------
                        Road & Rail--1.0%                            86,000   J.B. Hunt Transport Services, Inc.          3,513,960
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Industrials                          30,443,380
===================================================================================================================================
Information             Communications Equipment--7.1%              276,000  +Avaya Inc.                                  3,974,400
Technology--25.5%                                                    77,000  +Cisco Systems, Inc.                         1,479,170
                                                                     31,000   Harris Corporation                          1,907,430
                                                                    350,000   Motorola, Inc.                              6,041,000
                                                                    179,000   QUALCOMM Incorporated                       7,483,990
                                                                    436,000  +Tellabs, Inc.                               3,488,000
                                                                                                                       ------------
                                                                                                                         24,373,990
                        -----------------------------------------------------------------------------------------------------------
                        Computers & Peripherals--3.0%                43,000  +Lexmark International, Inc. (Class A)       3,573,730
                                                                     67,000  +NCR Corporation                             3,775,450
                                                                    116,000  +Storage Technology Corporation              3,134,320
                                                                                                                       ------------
                                                                                                                         10,483,500
                        -----------------------------------------------------------------------------------------------------------
                        Electronic Equipment &                      206,000  +Ingram Micro Inc. (Class A)                 3,553,500
                        Instruments--1.5%                            59,000   Tektronix, Inc.                             1,789,470
                                                                                                                       ------------
                                                                                                                          5,342,970
                        -----------------------------------------------------------------------------------------------------------
                        IT Services--2.0%                           114,000  +CheckFree Corp.                             3,534,000
                                                                     71,000  +DST Systems, Inc.                           3,184,350
                                                                                                                       ------------
                                                                                                                          6,718,350
                        -----------------------------------------------------------------------------------------------------------
                        Office Electronics--1.1%                    251,000  +Xerox Corporation                           3,707,270
                        -----------------------------------------------------------------------------------------------------------
                        Semiconductors & Semiconductor              109,000  +Cree, Inc. (c)                              3,761,590
                        Equipment--2.9%                             106,000   Intel Corporation                           2,359,560
                                                                    129,000   Microchip Technology                        3,902,250
                                                                                                                       ------------
                                                                                                                         10,023,400


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)            Master Large Cap Growth Portfolio

                                                                                                                        Value
Sector*                 Industry*                               Shares Held   Common Stocks                       (in U.S. dollars)
===================================================================================================================================
Information Technology  Software--7.9%                               82,000   Adobe Systems Incorporated (c)           $  4,594,460
(concluded)                                                          78,000   Autodesk, Inc.                              4,114,500
                                                                    185,000  +BMC Software, Inc.                          3,500,200
                                                                    232,000   Microsoft Corporation                       6,493,680
                                                                     47,000  +Oracle Corporation                            595,020
                                                                     76,000  +Symantec Corporation                        4,327,440
                                                                    371,000  +TIBCO Software Inc.                         3,606,120
                                                                                                                       ------------
                                                                                                                         27,231,420
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Information Technology               87,880,900
===================================================================================================================================
Materials--4.9%         Chemicals--0.8%                              71,000   International Flavors & Fragrances Inc.     2,772,550
                        -----------------------------------------------------------------------------------------------------------
                        Containers & Packaging--1.1%                 96,000   Ball Corporation                            3,825,600
                        -----------------------------------------------------------------------------------------------------------
                        Metals & Mining--3.0%                        89,000   Nucor Corporation                           3,758,470
                                                                     35,000   Phelps Dodge Corporation (c)                3,063,900
                                                                    179,000   Worthington Industries, Inc.                3,553,150
                                                                                                                       ------------
                                                                                                                         10,375,520
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Materials                            16,973,670
===================================================================================================================================
Utilities--1.1%         Electric Utilities--1.1%                    198,000  +Allegheny Energy, Inc.                      3,625,380
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Utilities                             3,625,380
                        ===========================================================================================================
                                                                              Total Common Stocks
                                                                              (Cost--$313,232,856)--99.6%               343,085,330
===================================================================================================================================

                                                        Beneficial Interest   Short-Term Securities
===================================================================================================================================
                                                               $     16,722   Merrill Lynch Liquidity Series, LLC
                                                                              Cash Sweep Series I (a)                        16,722
                                                                 22,849,900   Merrill Lynch Liquidity Series, LLC
                                                                              Money Market Series (a)(b)                 22,849,900
                        -----------------------------------------------------------------------------------------------------------
                                                                              Total Short-Term Securities
                                                                              (Cost--$22,866,622)--6.7%                  22,866,622
===================================================================================================================================
                        Total Investments (Cost--$336,099,478**)--106.3%                                                365,951,952

                        Liabilities in Excess of Other Assets--(6.3%)                                                   (21,552,071)
                                                                                                                       ------------
                        Net Assets--100.0%                                                                             $344,399,881
                                                                                                                       ============

* For Portfolio compliance purposes, "Industry" and "Sector" mean any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease. These industry and sector classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost ...........................................   $339,529,233
                                                                   ============
      Gross unrealized appreciation ............................   $ 33,303,773
      Gross unrealized depreciation ............................     (6,881,054)
                                                                   ------------
      Net unrealized appreciation ..............................   $ 26,422,719
                                                                   ============

+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                           Net         Dividend
      Affiliate                                         Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                            $  (447,139)       $10,460

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                            $ 1,876,337        $19,461

      Merrill Lynch Premier
       Institutional Fund                              (6,991,187)       $ 3,382
      --------------------------------------------------------------------------

(b)   Security was purchased with cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

      See Notes to Financial Statements.


24      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Statement of Assets and Liabilities            Master Large Cap Growth Portfolio

As of October 31, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $22,425,478) (identified cost--$313,232,856)                      $ 343,085,330
                       Investments in affiliated securities, at value
                        (identified cost--$22,866,622) ..................................                         22,866,622
                       Receivables:
                          Securities sold ...............................................    $   7,189,014
                          Contributions .................................................        1,973,963
                          Dividends .....................................................           61,759
                          Securities lending--net .......................................            2,543
                          Interest from affiliates ......................................            1,140         9,228,419
                                                                                             -------------
                       Prepaid expenses .................................................                              4,635
                                                                                                               -------------
                       Total assets .....................................................                        375,185,006
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ........................                         22,849,900
                       Payables:
                          Securities purchased ..........................................        6,944,694
                          Withdrawals ...................................................          781,765
                          Investment adviser ............................................          159,173
                          Other affiliates ..............................................            2,233         7,887,865
                                                                                             -------------
                       Accrued expenses and other liabilities ...........................                             47,360
                                                                                                               -------------
                       Total liabilities ................................................                         30,785,125
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 344,399,881
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investor capital .................................................                      $ 314,547,407
                       Unrealized appreciation--net .....................................                         29,852,474
                                                                                                               -------------
                       Net Assets .......................................................                      $ 344,399,881
                                                                                                               =============

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           25

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                        Master Large Cap Growth Portfolio

For the Year Ended October 31, 2004
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $810 foreign withholding tax) ..................                      $   1,993,729
                       Securities lending--net ..........................................                             22,843
                       Interest from affiliates .........................................                             10,460
                                                                                                               -------------
                       Total income .....................................................                          2,027,032
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .........................................    $   1,483,604
                       Accounting services ..............................................          142,605
                       Custodian fees ...................................................           45,539
                       Professional fees ................................................           44,435
                       Trustees' fees and expenses ......................................           18,900
                       Pricing fees .....................................................            1,348
                       Printing and shareholder reports .................................              288
                       Other ............................................................            9,059
                                                                                             -------------
                       Total expenses ...................................................                          1,745,778
                                                                                                               -------------
                       Investment income--net ...........................................                            281,254
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ................................                         24,609,718
                       Change in unrealized appreciation on investments--net ............                        (10,279,183)
                                                                                                               -------------
                       Total realized and unrealized gain--net ..........................                         14,330,535
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $  14,611,789
                                                                                                               =============

      See Notes to Financial Statements.


26      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Statements of Changes in Net Assets            Master Large Cap Growth Portfolio

                                                                                                   For the Year Ended
                                                                                                       October 31,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $     281,254     $      79,856
                       Realized gain--net ...............................................       24,609,718        10,011,741
                       Change in unrealized appreciation--net ...........................      (10,279,183)       38,033,118
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............       14,611,789        48,124,715
                                                                                             -------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ......................................      167,785,623        80,542,171
                       Fair value of withdrawals ........................................      (88,163,265)      (64,177,253)
                                                                                             -------------------------------
                       Increase in net assets derived from capital transactions .........       79,622,358        16,364,918
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................       94,234,147        64,489,633
                       Beginning of year ................................................      250,165,734       185,676,101
                                                                                             -------------------------------
                       End of year ......................................................    $ 344,399,881     $ 250,165,734
                                                                                             ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           27

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                           Master Large Cap Growth Portfolio

                                                                                                                 For the Period
                                                                         For the Year Ended October 31,        December 22, 1999+
The following ratios have been derived from                         -------------------------------------------  to October 31,
information provided in the financial statements.                   2004        2003        2002         2001        2000
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................       5.42%      25.01%     (13.56%)         --                --
                                                                  ===============================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........        .59%        .61%        .67%         .73%             1.30%*
                                                                  ===============================================================
                       Expenses ...............................        .59%        .61%        .67%         .73%             1.82%*
                                                                  ===============================================================
                       Investment income (loss)--net ..........        .09%        .04%       (.01%)       (.24%)            (.75%)*
                                                                  ===============================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $344,400    $250,166    $185,676     $148,652          $ 98,125
                                                                  ===============================================================
                       Portfolio turnover .....................     164.94%     178.11%     177.46%      230.34%            94.75%
                                                                  ===============================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


28      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Notes to Financial Statements                  Master Large Cap Growth Portfolio

1. Significant Accounting Policies:

Master Large Cap Growth Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)      Master Large Cap Growth Portfolio

      amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The


30      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Notes to Financial Statements (concluded)      Master Large Cap Growth Portfolio

Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agree-ment with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended October 31, 2004, MLIM, LLC received $10,029 in securities lending agent fees.

For the year ended October 31, 2004, the Portfolio reimbursed FAM $6,189 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K. and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2004 were $571,153,954 and $492,523,219, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the facility during the year ended October 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           31

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

                                               Master Large Cap Growth Portfolio

To the Investors and Board of Trustees of Master Large Cap Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Growth Portfolio, one of the series constituting Master Large Cap Series Trust (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Large Cap Growth Portfolio of Master Large Cap Series Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004


32      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Director/             ("FAM")-advised funds since 1999; Chairman
            Age: 64        Trustee               (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of FAM
                                                 Distributors, Inc. ("FAMD") from 1986 to 2002 and
                                                 Director thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Director/    1999 to  Director, The China Business Group, Inc. since 1996   38 Funds        None
Bodurtha    Princeton, NJ  Trustee      present  and Executive Vice President thereof from 1996 to     55 Portfolios
            08543-9095                           2003; Chairman of the Board, Berkshire Holding
            Age: 60                              Corporation since 1980; Partner, Squire, Sanders &
                                                 Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Director/    2002 to  Member of the Committee of Investment of Employee     38 Funds        Kimco Realty
            Princeton, NJ  Trustee      present  Benefit Assets of the Association of Financial        55 Portfolios   Corporation
            08543-9095                           Professionals ("CIEBA") since 1986; Member of
            Age: 69                              CIEBA's Executive Committee since 1988 and its
                                                 Chairman from 1991 to 1992; Assistant Treasurer
                                                 of International Business Machines Corporation
                                                 ("IBM") and Chief Investment Officer of IBM
                                                 Retirement Funds from 1986 to 1993; Member of
                                                 the Investment Advisory Committee of the State of
                                                 New York Common Retirement Fund since 1989;
                                                 Member of the Investment Advisory Committee of
                                                 the Howard Hughes Medical Institute from 1997 to
                                                 2000; Director, Duke University Management Company
                                                 from 1992 to 2004, Vice Chairman thereof from 1998
                                                 to 2004 and Director Emeritus thereof since 2004;
                                                 Director, LaSalle Street Fund from 1995 to 2001;
                                                 Director, Kimco Realty Corporation since 1997;
                                                 Member of the Investment Advisory Committee of
                                                 the Virginia Retirement System since 1998 and Vice
                                                 Chairman thereof since 2002; Director, Montpelier
                                                 Foundation since 1998 and its Vice Chairman since
                                                 2000; Member of the Investment Committee of the
                                                 Woodberry Forest School since 2000; Member of the
                                                 Investment Committee of the National Trust for
                                                 Historic Preservation since 2000.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           33

[LOGO] Merrill Lynch Investment Managers

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Director/    1999 to  John M. Olin Professor of Humanities, New York        38 Funds        None
London      Princeton, NJ  Trustee      present  University since 1993 and Professor thereof since     55 Portfolios
            08543-9095                           1980; President, Hudson Institute since 1997 and
            Age: 65                              Trustee thereof since 1980; Dean, Gallatin Division
                                                 of New York University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn Chair, Hudson
                                                 Institute from 1984 to 1985; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Director/    1999 to  Shareholder, Modrall, Sperling, Roehl, Harris &       38 Funds        None
Cooper      Princeton, NJ  Trustee      present  Sisk, P.A. since 1993; President, American Bar        55 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of the Board
            Age: 62                              of Governors thereof from 1994 to 1997; Shareholder,
                                                 Poole, Kelly & Ramo, Attorneys at Law, P.C. from
                                                 1977 to 1993; Director, Coopers, Inc. since 1999;
                                                 Director of ECMC Group (service provider to students,
                                                 schools and lenders) since 2001; Director, United
                                                 New Mexico Bank (now Wells Fargo) from 1983
                                                 to 1988; Director, First National Bank of New Mexico
                                                 (now Wells Fargo) from 1975 to 1976; Vice President,
                                                 American Law Institute since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Director/    2002 to  Principal of STI Management (investment adviser)      38 Funds        None
Salomon,    Princeton, NJ  Trustee      present  since 1994; Chairman and CEO of Salomon Brothers      55 Portfolios
Jr.         08543-9095                           Asset Management from 1992 to 1995; Chairman
            Age: 67                              of Salomon Brothers equity mutual funds from 1992
                                                 to 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock Research and
                                                 U.S. Equity Strategist at Salomon Brothers from 1975
                                                 to 1991; Trustee, Commonfund from 1980 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Director/    2002 to  Chairman of Fernwood Advisors, Inc. (investment       39 Funds        None
Swensrud    Princeton, NJ  Trustee      present  adviser) since 1996; Principal, Fernwood Associates   56 Portfolios
            08543-9095                           (financial consultants) since 1975; Chairman of R.P.P.
            Age: 71                              Corporation (manufacturing company) since 1978;
                                                 Director of International Mobile Communications,
                                                 Incorporated (telecommunications) since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


34      MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004

Officers and Directors/Trustees (unaudited) (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1999 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer             1990 to 1997; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior Vice  1999 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  President    present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011                           MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 50                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Andre F. Perold resigned as a Director/Trustee of the Fund effective October 22,
                                     2004.
--------------------------------------------------------------------------------

Electronic Delivery

The Fund offers electronic delivery of communi cations to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH LARGE CAP GROWTH FUND        OCTOBER 31, 2004           35

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Large Cap Growth Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                               #CAPGROW -- 10/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills,
         (2) Andre F. Perold (resigned as of October 1, 2004), (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

         Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $6,200
                                  Fiscal Year Ending October 31, 2003 - $6,000

         Master Large Cap Growth Portfolio of Master Large Cap Series Trust

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $30,500
                                  Fiscal Year Ending October 31, 2003 - $30,000

         Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Growth Portfolio of Master Large Cap Series Trust

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $5,800
                                  Fiscal Year Ending October 31, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Large Cap Growth Portfolio of Master Large Cap Series Trust

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $6,000
                                  Fiscal Year Ending October 31, 2003 - $7,500

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Growth Portfolio of Master Large Cap Series Trust

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending October 31, 2004 - $13,270,096
             Fiscal Year Ending October 31, 2003 - $18,737,552

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004